Segmentation of key figures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,347	$ 11,764	$ 23,630	$ 22,870
Sales to continuing and discontinued segments				53
Net sales from continuing operations	11,347	11,764	23,630	22,923
Other revenues	275	260	700	556
Cost of goods sold	(3,429)	(3,406)	(7,151)	(6,657)
Gross profit from continuing operations	8,193	8,618	17,179	16,822
Selling, general and administration	(3,368)	(3,585)	(6,854)	(6,915)
Research and Development	(2,441)	(2,051)	(4,501)	(4,350)
Other income	432	989	693	1,192
Other expense	(464)	(1,308)	(1,421)	(1,844)
Operating income from continuing operations	$ 2,352	$ 2,663	$ 5,096	$ 4,905
Profit (loss) from operating activities, as a percentage from net sales	20.70%	22.60%	21.60%	21.40%
Income from associated companies	$ 183	$ 176	$ 306	$ 256
Interest expense	(220)	(205)	(459)	(431)
Other financial income and expense	(27)	0	(34)	44
Income before taxes from continuing operations	2,288	2,634	4,909	4,774
Taxes	(421)	(525)	(869)	(797)
Net income from continuing operations	1,867	2,109	4,040	3,977
Net income/loss from discontinued operations before gain on distribution				(101)
Gain on distribution		4,691		4,691
Net income/loss from discontinued operations		4,691		4,590
Net income	1,867	6,800	4,040	8,567
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	9,188	9,326	18,943	18,106
Sales to continuing and discontinued segments	219	177	409	426
Net sales from continuing operations	9,407	9,503	19,352	18,532
Other revenues	251	250	507	511
Cost of goods sold	(2,554)	(2,327)	(5,080)	(4,551)
Gross profit from continuing operations	7,104	7,426	14,779	14,492
Selling, general and administration	(2,764)	(2,911)	(5,621)	(5,564)
Research and Development	(2,240)	(1,853)	(4,106)	(3,958)
Other income	154	847	326	922
Other expense	(221)	(945)	(590)	(1,219)
Operating income from continuing operations	$ 2,033	$ 2,564	$ 4,788	$ 4,673
Profit (loss) from operating activities, as a percentage from net sales	22.10%	27.50%	25.30%	25.80%
Income from associated companies	$ 1	$ 1	$ 1	$ 1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,159	2,438	4,687	4,764
Sales to continuing and discontinued segments	43	37	92	76
Net sales from continuing operations	2,202	2,475	4,779	4,840
Other revenues	22	6	35	34
Cost of goods sold	(1,158)	(1,315)	(2,614)	(2,591)
Gross profit from continuing operations	1,066	1,166	2,200	2,283
Selling, general and administration	(496)	(550)	(1,016)	(1,112)
Research and Development	(201)	(198)	(395)	(392)
Other income	17	45	49	82
Other expense	(65)	(181)	(562)	(306)
Operating income from continuing operations	$ 321	$ 282	$ 276	$ 555
Profit (loss) from operating activities, as a percentage from net sales	14.90%	11.60%	5.90%	11.60%
Income from associated companies	$ 1	$ 1	$ 1	$ 1
Corporate
Disclosure of operating segments [line items]
Sales to continuing and discontinued segments	(262)	(214)	(501)	(449)
Net sales from continuing operations	(262)	(214)	(501)	(449)
Other revenues	2	4	158	11
Cost of goods sold	283	236	543	485
Gross profit from continuing operations	23	26	200	47
Selling, general and administration	(108)	(124)	(217)	(239)
Other income	261	97	318	188
Other expense	(178)	(182)	(269)	(319)
Operating income from continuing operations	(2)	(183)	32	(323)
Income from associated companies	$ 181	$ 174	$ 304	$ 254